OTHER OPERATING STATEMENT DATA - INSURANCE POLICY INCOME (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 states	Dec. 31, 2010	Dec. 31, 2009
Premiums Written and Earned [Abstract]
Direct premiums collected	$ 4,214.7	$ 4,252.0	$ 4,128.1
Reinsurance assumed	87.7	99.4	476.5
Reinsurance ceded	(243.2)	(264.7)	(185.7)
Premiums collected, net of reinsurance	4,059.2	4,086.7	4,418.9
Change in unearned premiums	17.2	2.9	(2.1)
Less premiums on universal life and products without mortality and morbidity risk which are recorded as additions to insurance liabilities	(1,693.5)	(1,730.1)	(1,668.9)
Premiums on traditional products with mortality or morbidity risk	2,382.9	2,359.5	2,747.9
Fees and surrender charges on interest-sensitive products	307.6	310.5	345.7
Insurance policy income	$ 2,690.5	$ 2,670.0	$ 3,093.6
Number of States With Largest Share of Collected Premiums	4
Percentage of Total Collected Premiums	5.00%
Number of Additional States Greater Than Specified Percentage of Total Collected Premiums	0
FLORIDA
Premiums Written and Earned [Abstract]
Percentage of Total Collected Premiums	7.90%
CALIFORNIA
Premiums Written and Earned [Abstract]
Percentage of Total Collected Premiums	6.90%
TEXAS
Premiums Written and Earned [Abstract]
Percentage of Total Collected Premiums	6.50%
PENNSYLVANIA
Premiums Written and Earned [Abstract]
Percentage of Total Collected Premiums	6.20%